Tax (Details) - Schedule of components of the (benefit) provision for income taxes from operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Current Tax Total					$ (875)	$ (817)
Deferred:
Deferred Tax Total			$ (310)	$ (829)	(1,286)	(3,760)
Total	$ (373)	$ (261)	$ (655)	$ (829)	(2,161)	(4,577)
DENMARK
Current:
Current Tax Total					(908)	(826)
Deferred:
Deferred Tax Total					(1,286)	(3,760)
SWEDEN
Current:
Current Tax Total					30
Deferred:
Deferred Tax Total
UNITED STATES
Current:
Current Tax Total					3	9
Deferred:
Deferred Tax Total